SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

AB Variable Products Series Fund, Inc.

•	AB Large Cap Growth Portfolio
•	AB Growth and Income Portfolio
•	AB Sustainable International Thematic Portfolio
•	AB Sustainable Global Thematic Portfolio
•	AB Small Cap Growth Portfolio
•	AB International Value Portfolio
•	AB Small/Mid Cap Value Portfolio
•	AB Balanced Hedged Allocation Portfolio
•	AB Dynamic Asset Allocation Portfolio
•	AB Global Risk Allocation—Moderate Portfolio (the “Portfolios”)

File No. 33-18647

Dear Sir or Madam:

On behalf of the above-referenced Portfolios of the AB Variable Products Series Fund, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Portfolios of the Fund that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2022.

Sincerely,

/s/ Jessica D. Cohn
Jessica D. Cohn

cc: Stephen J. Laffey, AllianceBernstein Investments, Inc.

Paul M. Miller, Seward & Kissel LLP